Consolidated Statement of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Services	$ 50,709	$ 51,268	$ 49,911
Sales	26,715	26,942	29,967
Financing	1,715	1,710	1,864
Total revenue (Note T)	79,139	79,919	81,741
Cost
Services	34,447	34,021	33,126
Sales	7,256	6,559	6,920
Financing	1,210	1,044	1,011
Total cost	42,913	41,625	41,057
Gross profit	36,227	38,294	40,684
Expense and other (income)
Selling, general and administrative	20,107	21,069	20,430
Research, development and engineering (Note O)	5,787	5,751	5,247
Intellectual property and custom development income	(1,466)	(1,631)	(682)
Other (income) and expense	(216)	145	(724)
Interest expense (Notes D&J)	615	630	468
Total expense and other (income)	24,827	25,964	24,740
Income from continuing operations before income taxes	11,400	12,330	15,945
Provision for income taxes (Note N)	5,642	449	2,581
Income from continuing operations	5,758	11,881	13,364
Loss from discontinued operations, net of tax (Note C)	(5)	(9)	(174)
Net income	$ 5,753	$ 11,872	$ 13,190
Assuming dilution
Continuing operations (in dollars per share) (Note P)	$ 6.14	$ 12.39	$ 13.60
Discontinued operations (in dollars per share) (Note P)	0.00	(0.01)	(0.18)
Total (in dollars per share) (Note P)	6.14	12.38	13.42
Basic
Continuing operations (in dollars per share) (Note P)	6.17	12.44	13.66
Discontinued operations (in dollars per share) (Note P)	0.00	(0.01)	(0.18)
Total (in dollars per share) (Note P)	$ 6.17	$ 12.43	$ 13.48
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	937,385,625	958,714,097	982,700,267
Basic (in shares)	932,828,295	955,422,530	978,744,523